BLACKROCK MUNIYIELD QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE

ARTICLES SUPPLEMENTARY ESTABLISHING

AND FIXING THE RIGHTS AND PREFERENCES

OF VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

First:                The charter of BlackRock MuniYield Quality Fund, Inc., a Maryland corporation (“Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated September 13, 2011, as amended to date (“Articles Supplementary”).

Second:           The charter of the Corporation is hereby amended by deleting the definition of “Applicable Base Rate” in the Articles Supplementary and replacing it with the following:

“Applicable Base Rate” means the SIFMA Municipal Swap Index.

Third:                          The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Dealer” in the Articles Supplementary.

Fourth:            The charter of the Corporation is hereby amended by deleting the definition of “LIBOR Rate” in the Articles Supplementary.

Fifth:               The charter of the Corporation is hereby amended by deleting the definition of “London Business Day” in the Articles Supplementary.

Sixth:              The charter of the Corporation is hereby amended by deleting the definition of “Reference Banks” in the Articles Supplementary.

Seventh:          The charter of the Corporation is hereby amended by deleting the definition of “Substitute LIBOR Dealer” in the Articles Supplementary.

Eighth:            The amendments to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Ninth:              As amended hereby, the charter of the Corporation shall remain in full force and effect.

Tenth:             These Articles of Amendment shall be effective as of the 9th day of June 2023.

[Signature Page Follows]

            IN WITNESS WHEREOF, BlackRock MuniYield Quality Fund, Inc. has caused these Articles of Amendment to be signed as of June 8, 2023, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD QUALITY FUND, INC.

                                                                                    By: /s/ Jonathan Diorio

                                                                                    Name:  Jonathan Diorio

                                                                                    Title:  Vice President

ATTEST:

/s/ Janey Ahn

Name:  Janey Ahn

Title:  Secretary

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